NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
	Mar. 31, 2022 CAD ($) business_segments	Mar. 31, 2021 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of operating segments | business_segments	3
Average remaining depreciation period (in years)	11 years 9 months 18 days	12 years 2 months 12 days
Increase In royalty obligations, impact of 1% change in growth rate | $	$ 1.7	$ 2.3
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Expected warranty claims period	1 year
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Expected warranty claims period	7 years
Government royalties | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated growth rate (in percent)	3.00%
Discount rate for government royalty payments (in percent)	6.00%
Government royalties | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated growth rate (in percent)	9.00%
Discount rate for government royalty payments (in percent)	10.40%
Capitalized development costs
Disclosure of detailed information about property, plant and equipment [line items]
Average remaining amortization period (in years)	5 years 9 months 18 days	5 years 3 months 18 days
Capitalized development costs | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	3 years
Capitalized development costs | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	10 years
Customer relationships | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	3 years
Customer relationships | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	20 years
Technology, software and ERP | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	3 years
Technology, software and ERP | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	12 years
Licenses | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	3 years
Licenses | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	20 years
Other intangible assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	2 years
Other intangible assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	40 years
Buildings and land
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets (in years or hours)	40 years
Simulators
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets (in years or hours)	25 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets (in years or hours)	7 years
Buildings and improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment (in percent or years)	2.50%
Useful lives, property, plant and equipment	3 years
Buildings and improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment (in percent or years)	10.00%
Useful lives, property, plant and equipment	40 years
Simulators
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	25 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment (in percent or years)	20.00%
Useful lives, property, plant and equipment	2 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment (in percent or years)	35.00%
Useful lives, property, plant and equipment	15 years
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	25 years
Useful lives, right of use assets (in years or hours)	25 years
Aircraft engines
Disclosure of detailed information about property, plant and equipment [line items]
Utilization rate, right of use assets	3500 hours
Aircraft engines | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Utilization rate, property plant and equipment	3500 hours